Assets Held for Sale - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Inventory	£ 5,783	£ 5,996
Intangible assets transferred from other tangible assets	48	785
Assets held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Inventory		19
Other intangibles		62
Assets held for sale [member] | Level 3 [member]
Disclosure of detailed information about intangible assets [line items]
Inventory	£ 0	£ 19